Business combinations	12 Months Ended
Mar. 31, 2014
Business combinations
Business combinations

3. Business combinations

Acquisition of Freedom Professional Services & Technologies LLC ("FOSS")

        On February 20, 2013, Luxoft USA entered into an agreement with FOSS, an IT software development and integration company, and with two individual shareholders of FOSS, under which FOSS assigned to Luxoft USA several of its major contracts, including UBS and Standard & Poor's and also transferred its key employees to Luxoft USA together with technologies and related software tools, which allowed Luxoft to develop a new practice in SOA/Open Source, and to access new technologies.

        The Group concluded that the above acquisition qualifies as a business combination because it acquired required inputs and processes, as well as customer base, which substantially constitute a business.

        According to the agreement, Luxoft paid FOSS $850 upon signing and will pay contingent cash consideration and 28,588 the Company's Class A ordinary shares subject to the acquired FOSS business meeting certain revenue and gross margin conditions. The purchase was made on March 20, 2013. The amount of contingent consideration depends on meeting certain revenue and gross margin indicators. The total purchase consideration varies from $3,226 to $11,788, including payment in shares.

        The results of FOSS were included in the consolidated statements of comprehensive income from April 1, 2013. The Group revalues contingent liabilities for purchase of FOSS assets on a quarterly basis. Total estimated cost of acquisition as of March 20, 2013 is presented below.

Initial payment	$850
Estimated fair value of contingent cash consideration	5,267
Estimated fair value of contingent share-based consideration	538

$6,655

        Total loss from revaluation for the year ended March 31, 2014 amounted to $1,381 and is included in other operating costs in Statement of Comprehensive income.

        This acquisition was accounted for as a purchase business combination in accordance with ASC 805 Business Combinations. The following is the assets and liabilities of FOSS as of March 20, 2013 reflecting the purchase price allocation to the net assets acquired:

March 20, 2013
Intangible assets, NBV	6,389
Goodwill	361

Total assets	6,750
Deferred tax asset/(liability)	(95)

Total liabilities	(95)

Total net assets acquired	6,655

Total purchase consideration	6,655

        The Group's financial statements reflect the purchase price allocation based on the fair value of an identified client base in the amount of $6,389 which will be amortized over a period of 5 years. The purchase price excess over the fair value of net assets acquired amounted to $361 and was recorded as goodwill and allocated to Luxoft reporting unit.